INVENTORY (Tables)	9 Months Ended
Jun. 30, 2012
INVENTORY [Abstract]
Schedule of Inventory
	June 30, 2012	September, 30, 2011
Raw materials	$226,082	$44,785
Work in progress	42,390	8,397
Finished goods	14,130	2,799
	$282,602	$55,981